Pension benefits (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension benefits
Annual pension cost

	Year ended December 31,
(In millions of U.S. dollars)	2013	2012	2011

Benefits earned during the year	14.9	11.2	11.0
Interest cost on prior years' benefit obligation	6.3	4.5	5.6
Gross pension cost for the year	21.2	15.7	16.6
Expected return on plan assets	(4.7)	(4.6)	(5.4)
Administration charges	0.5	0.3	0.4
Net pension cost for the year	17.0	11.4	11.6
Social security cost	2.4	1.6	1.6
Amortization of actuarial gains/losses	1.5	0.4	(0.1)
Amortization of prior service cost	(0.4)	(1.9)	—
Amortization of net transition assets	—	(0.2)	—
Total net pension cost	20.5	11.3	13.1

The funded status of the defined benefit plan
The funded status of the defined benefit plan

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012
Projected benefit obligations	176.1	159.8
Plan assets at market value	(125.8)	(115.8)
Accrued pension liability exclusive social security	50.3	44.0
Social security related to pension obligations	7.3	6.1
Accrued pension liabilities	57.6	50.1

Change in benefit obligations
Change in benefit obligations

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012

Benefit obligations at beginning of year	159.8	114.7
Interest cost	6.3	4.5
Current service cost	14.9	11.2
Benefits paid	(2.0)	(1.9)
Change in unrecognized actuarial loss	13.2	22.4
Transfer of members from Seadrill Management AS	(0.4)	(1.7)
Foreign currency translations	(15.7)	10.6
Benefit obligations at end of year	176.1	159.8

Change in pension plan assets
Change in pension plan assets

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012

Fair value of plan assets at beginning of year	115.8	81.4
Estimated return	4.5	4.6
Contribution by employer	18.5	25.9
Administration charges	(0.5)	(0.3)
Benefits paid	(1.9)	(1.9)
Change in unrecognized actuarial (loss) gain	0.1	(1.5)
Foreign currency translations	(10.7)	7.6
Fair value of plan assets at end of year	125.8	115.8

Assumptions used in calculation of pension obligations

Assumptions used in calculation of pension obligations	2013	2012	2011

Rate of compensation increase at the end of year	3.75%	3.50%	4.00%
Discount rate at the end of year	4.00%	4.20%	3.90%
Prescribed pension index factor	1.40%	1.40%	1.10%
Expected return on plan assets for the year	4.40%	4.00%	4.80%
Employee turnover	4.00%	4.00%	4.00%
Expected increases in Social Security Base	3.50%	3.25%	3.75%

The weighted-average asset allocation of funds related to the Company's defined benefit plan
The weighted-average asset allocation of funds related to the Company's defined benefit plan at December 31, 2013 and 2012 was as follows:

Pension benefit plan assets	2013	2012

Equity securities	4.2%	9.1%
Debt securities	55.7%	52.1%
Real estate	13.9%	17.2%
Money market	24.7%	20.1%
Other	1.5%	1.2%
Total	100.0%	100.0%

The expected payments are based on the assumptions used to measure the Company's obligations
The table below shows the Company's expected annual pension plan contributions under defined benefit plans for the years 2014-2023. The expected payments are based on the assumptions used to measure the Company's obligations at December 31, 2013 and include estimated future employee services.

Years ending December 31, (In millions of U.S. dollars)
2014	19.3
2015	21.6
2016	22.4
2017	23.3
2018	24.2
2019-2023	135.3
Total payments expected during the next 10 years	246.1